INCOME TAXES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Change in effective income tax rate during the period				11.90%
Income tax benefit for release of tax contingency reserve				$ 2.7
Income tax benefit due to correction of deferred tax item related to 2011	1.0
Income tax expense for repatriation of foreign earnings				2.6	1.3
Effective foreign income tax rate				(60.60%)	7.80%
Change in effective foreign income tax rate during period				68.00%	9.50%
Foreign income tax benefit due to correction of deferred tax items prior to 2011					1.6
Additional tax expense (benefit) due to corrections in current period related to prior period		(2.2)	1.7
Undistributed Earnings of Foreign Subsidiaries	190.7			190.7
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	17.7			17.7
Operating Loss Carryforwards, Tax Deductions in Excess of Previously Recorded Benefits Based on Option Value at the Time of Grant	0.1			0.1
Deferred Tax Assets, Valuation Allowance	9.1	32.3		9.1	14.2	32.3
Deferred Tax Assets, Gross	112.5	125.9		112.5	110.5	125.9
Valuation Allowances and Reserves, Period Increase (Decrease)				(5.2)	(18.1)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2.8			2.8
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	2.0			2.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense				(0.8)	0.1	(0.5)
Income Tax Examination, Penalties and Interest Accrued	0.4	1.3		0.4	1.4	1.3
Valuation Allowance, Deferred Tax Asset, Change in Amount				0.5
Audits Settled During Year				2008 through 2010
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	(2.1)			(2.1)
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Amount				0.2
Uncertain Taxes Reclassified				4.2
Estimated Tax Liability on Undistributed Earnings of Foreign Subsidiaries	30.9			30.9
Internal Revenue Service (IRS)
Income Tax [Line Items]
Operating Loss Carryforwards	56.7			56.7
Foreign Tax Authority
Income Tax [Line Items]
Operating Loss Carryforwards	36.6			36.6
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	18.9			18.9
State and Local Jurisdiction
Income Tax [Line Items]
Operating Loss Carryforwards	$ 54.7			$ 54.7